CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (3,508)	$ (7,479)	$ (23,746)	$ (625)	$ (7,189)
Other comprehensive loss:
Foreign currency translation adjustments, net of taxes	(1,189)	(58)	4,031	143
Comprehensive income (loss), net of tax	$ (4,697)	$ (7,537)	$ (19,715)	$ 237	$ (8,109)